Investment income	12 Months Ended
Dec. 31, 2021
Investment income [abstract]
Investment income
23

Investment income
Investment income
in EUR million 2021 2020 2019
Dividend income 122 107 115
Realised gains/losses on disposal of debt instruments measured at FVOCI 45 44 46
Income from and fair value gains/losses on investment properties -0 1 27
Investment income 167 152 188
In 2021, 2020 and 2019 dividend income mainly consists

of dividend received from ING’s equity stake in Bank of
Beijing.